RELATED PARTY TRANSACTIONS, Transactions with Zhou Kai (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues [Abstract]
Total revenues		$ 11,082,924	$ 7,447,944	$ 10,055,809
Zhou Kai [Member]
Transactions with Related Parties [Abstract]
Payables - Brokerage services	[1]	34,028	0
Revenues [Abstract]
Revenues - brokerage commission and handling charge income		1,656	0	0
Revenues - interest income		37,212	0	0
Total revenues		38,868	$ 0	$ 0
Zhou Kai [Member] | Netting Arrangement [Member]
Transactions with Related Parties [Abstract]
Payables - Brokerage services		800,000
Receivables from clients		$ 770,000

[1]	The Company enters into a netting arrangement with Zhou Kai. Financial assets and liabilities are presented on a net basis in the consolidated balance sheets when the offsetting criteria under ASC 210 are met. As of March 31, 2026, Receivables from Clients – related party of approximately $0.77 million and Payables to Clients – related party of approximately $0.80 million were offset, and the resulting net liability was recorded in Payables to Client - related party.